F/M INVESTMENTS LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Communications - 7.9%
Alphabet, Inc. - Class A (a)	1,635	$ 4,547,507
Booking Holdings, Inc. (a)	920	2,160,574
		6,708,081
Consumer Discretionary - 9.5%
Amazon.com, Inc. (a)	1,557	5,075,742
Ford Motor Company	178,291	3,014,901
		8,090,643
Consumer Staples - 2.3%
Walmart, Inc.	12,801	1,906,325

Energy - 2.5%
SolarEdge Technologies, Inc. (a)	6,515	2,100,240

Financials - 2.1%
Hartford Financial Services Group, Inc. (The)	25,352	1,820,527

Health Care - 13.3%
AmerisourceBergen Corporation	7,318	1,132,168
McKesson Corporation	4,336	1,327,380
Molina Healthcare, Inc. (a)	6,187	2,063,921
Pfizer, Inc.	47,187	2,442,871
UnitedHealth Group, Inc.	4,070	2,075,578
Vertex Pharmaceuticals, Inc. (a)	8,629	2,251,910
		11,293,828
Industrials - 5.1%
Lockheed Martin Corporation	5,000	2,207,000
Southwest Airlines Company (a)	45,940	2,104,052
		4,311,052
Technology - 53.4%
Accenture plc - Class A	5,760	1,942,445
Advanced Micro Devices, Inc. (a)	37,911	4,145,189
Apple, Inc.	57,025	9,957,135
Datadog, Inc. - Class A (a)	19,063	2,887,473
Lattice Semiconductor Corporation (a)	22,953	1,398,985
Microchip Technology, Inc.	22,084	1,659,392

F/M INVESTMENTS LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Technology - 53.4% (Continued)
Micron Technology, Inc.	31,830	$ 2,479,239
Microsoft Corporation	17,388	5,360,894
MongoDB, Inc. (a)	3,571	1,584,060
Moody's Corporation	3,600	1,214,676
NVIDIA Corporation	17,625	4,809,158
NXP Semiconductors N.V.	8,356	1,546,528
QUALCOMM, Inc.	16,082	2,457,651
SS&C Technologies Holdings, Inc.	23,857	1,789,752
Wolfspeed, Inc. (a)	18,765	2,136,583
		45,369,160

Total Common Stocks (Cost $69,053,099)		$ 81,599,856

MONEY MARKET FUNDS - 4.9%	Shares	Value
First American Treasury Obligations Fund - Class X, 0.22% (b) (Cost $4,127,616)	4,127,616	$ 4,127,616

Total Investments at Value - 101.0% (Cost $73,180,715)		$ 85,727,472

Liabilities in Excess of Other Assets - (1.0%)		(808,137)

Net Assets - 100.0%		$ 84,919,335

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of March 31, 2022.